Consolidated Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 121.2%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	11,130,910	$11,237,698 (a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	3,130,000	3,205,573
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	13,229,820	13,781,213 (a)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	43,195,950	47,414,630 (a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	6,570,855	6,705,948 (b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,161,770	2,203,576 (c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	7,682,015	6,251,740
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	6,906,318	6,116,456
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	13,536,525	10,503,967
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	16,449,572	10,323,032 (a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	6,802,440	3,974,877
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	13,440,350	13,480,713
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	13,987,910	13,995,869
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	39,568,270	39,481,491 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	15,644,850	15,489,823 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	9,355,257	9,251,349 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	8,942,320	8,740,159 (a)
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/27	1,065,410	1,079,936
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	3,838,440	3,754,057
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/29	4,012,080	4,056,040
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,226,680	1,149,304
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	7,969,710	7,175,094 (a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	10,913,056	10,427,092 (a)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	10,677,888	10,649,081

Total U.S. Treasury Inflation Protected Securities (Cost — $269,680,025)				260,448,718
Corporate Bonds & Notes — 13.3%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	40,000	39,381

Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.7%
Sands China Ltd., Senior Notes	5.400%	8/8/28	600,000	602,581
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	181,327
Sands China Ltd., Senior Notes	4.375%	6/18/30	420,000	398,942
Sands China Ltd., Senior Notes	3.250%	8/8/31	400,000	349,101

Total Consumer Discretionary				1,531,951
Energy — 5.9%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	3,000	2,984
Oil, Gas & Consumable Fuels — 5.9%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	300,000	285,880
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	440,000	456,132 (d)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	430,000	436,532
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	1,104,582
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	39,596
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	109,736
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	5.000%	1/15/29	440,000	$442,076
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,500,000	2,977,759
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	330,000	240,395
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	110,565
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	782,602
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,349,367
ONEOK Inc., Senior Notes	5.800%	11/1/30	410,000	427,398
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	510,000	516,388
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,600,000	1,544,170 (d)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	470,000	435,869
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,346,101
Total Oil, Gas & Consumable Fuels				12,605,148

Total Energy				12,608,132
Financials — 1.6%
Banks — 1.2%
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	430,000	293,326 (e)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	2,440,000	2,255,460 (e)
Total Banks				2,548,786
Financial Services — 0.4%
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.399%	12/21/65	1,010,000	867,409 (d)(e)

Total Financials				3,416,195
Health Care — 1.1%
Pharmaceuticals — 1.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,520,000	1,513,692 (d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	941,162 (d)

Total Health Care				2,454,854
Industrials — 1.0%
Aerospace & Defense — 1.0%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,997
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	2,172,873

Total Industrials				2,181,870
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	308,629 (d)

Materials — 2.8%
Metals & Mining — 2.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	785,596 (d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	473,819 (d)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	530,000	540,464
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	810,000	777,447
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	1,170,000	1,129,328 (d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	197,672 (d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	782,931 (d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	700,000	647,576
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	$664,392

Total Materials				5,999,225
Total Corporate Bonds & Notes (Cost — $31,322,178)				28,540,237
Collateralized Mortgage Obligations(f) — 7.4%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,084,301	491,874
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	207,138	205,760 (d)
BANK, 2021-BN32 XA, IO	0.765%	4/15/54	2,602,901	88,055 (e)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.021%	9/15/54	4,181,488	172,308 (e)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	6.859%	7/15/35	1,250,000	1,245,734 (d)(e)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	6.233%	8/15/41	390,000	392,411 (d)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.418%	2/15/39	469,000	469,348 (d)(e)
BX Trust, 2021-ARIA D (1 mo. Term SOFR + 2.010%)	6.322%	10/15/36	850,000	849,614 (d)(e)
BX Trust, 2022-CLS A	5.760%	10/13/27	460,000	465,319 (d)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	5.328%	2/15/38	120,036	119,589 (d)(e)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	300,000	289,546
Chase Mortgage Finance Trust, 2007-A1 2A3	6.586%	2/25/37	1,069	998 (e)
Citigroup Commercial Mortgage Trust, 2016-C3 A3	2.896%	11/15/49	101,598	98,795
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	200,000	205,614 (d)(e)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	430,000	451,586 (d)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	71,185	70,056 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K115 X1, IO	1.319%	6/25/30	1,581,398	90,933 (e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	44,758	512
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	147,256	2,279
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.252%	4/25/42	600,000	623,242 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	7.702%	5/25/42	370,000	388,191 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.702%	1/25/45	340,000	340,566 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.302%	2/25/44	460,000	465,987 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA2 A1 (30 Day Average SOFR + 1.250%)	5.602%	5/25/44	312,813	314,428 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	407,668	394,926 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	460,000	386,445 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	8.466%	5/25/30	440,000	475,863 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	8.566%	9/25/31	188,527	200,963 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.566%	7/25/39	273,548	283,625 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.716%	1/25/40	350,000	362,564 (d)(e)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.452%	10/25/41	330,000	$339,151 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	7.303%	6/25/42	182,477	188,403 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.052%	7/25/43	270,000	279,912 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	6.152%	2/25/44	250,000	252,905 (d)(e)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,041,720	10 (e)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.032%	3/16/49	52,931	2 (e)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.681%	1/16/54	1,382,713	25,092 (e)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.159%	2/16/48	93,284	387 (e)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.589%	9/16/55	489,954	9,521 (e)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.596%	10/16/56	5,117,099	112,494 (e)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.261%	3/16/52	3,646,627	27,469 (e)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.438%	9/16/57	4,922,281	108,617 (e)
GSR Mortgage Loan Trust, 2004-11 1A1	7.335%	9/25/34	18,985	19,165 (e)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	7.359%	5/15/38	170,000	170,040 (d)(e)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	10.352%	10/25/33	290,000	317,383 (d)(e)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	5.227%	4/15/38	137,120	137,028 (d)(e)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	765,213 (d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	236,554	228,062 (d)(e)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	622,243	522,001 (d)(e)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	480,336	483,941 (d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	28,872	9,810
SREIT Trust, 2021-PALM B (1 mo. Term SOFR + 0.924%)	5.236%	10/15/34	830,000	825,234 (d)(e)
Towd Point Mortgage Trust, 2020-2 A1A	1.636%	4/25/60	662,660	601,173 (d)(e)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	250,000	200,253 (d)(e)
Verus Securitization Trust, 2023-8 B1	8.111%	12/25/68	290,000	295,767 (d)(e)

Total Collateralized Mortgage Obligations (Cost — $17,195,076)				15,866,164
Non-U.S. Treasury Inflation Protected Securities — 3.8%
Brazil — 1.9%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	11,689,234 BRL	1,877,953
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	16,125,376 BRL	2,284,260
Total Brazil				4,162,213
Mexico — 0.4%

Mexican Udibonos, Bonds	4.000%	11/30/28	20,993,880 MXN	978,205
United Kingdom — 0.5%

United Kingdom Inflation-Linked Gilt, Bonds	0.125%	3/22/68	1,570,280 GBP	1,032,708 (g)
Uruguay — 1.0%
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	83,677,962 UYU	2,112,929

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $11,144,587)				8,286,055
Sovereign Bonds — 2.4%
Brazil — 0.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	1,914,000 BRL	289,493
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	965,000 BRL	$151,845
Total Brazil				441,338
Chile — 0.9%

Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,060,000,000 CLP	2,007,884
Mexico — 0.7%

Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,480,000	1,435,214
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	195,819 (d)
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	90,000,000 INR	1,053,829

Total Sovereign Bonds (Cost — $6,597,484)				5,134,084
Mortgage-Backed Securities — 0.1%
FHLMC — 0.0%††

Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	63,228	64,859
FNMA — 0.1%
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	73,465	76,721

Total Mortgage-Backed Securities (Cost — $140,249)				141,580
Asset-Backed Securities — 0.0%††
Countrywide Home Equity Loan Trust, 2005-C 2A (1 mo. Term SOFR + 0.294%) (Cost — $116,994)	4.606%	7/15/35	122,741	113,994 (e)
Total Investments before Short-Term Investments (Cost — $336,196,593)				318,530,832
			Shares
Short-Term Investments — 2.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,321,148)	4.320%		5,321,148	5,321,148 (h)(i)
Total Investments — 150.7% (Cost — $341,517,741)				323,851,980
Liabilities in Excess of Other Assets — (50.7)%				(108,959,081)
Total Net Assets — 100.0%				$214,892,899

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $5,321,148 and the cost was $5,321,148 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLP	—	Chilean Peso
GBP	—	British Pound
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
UYU	—	Uruguayan Peso
At February 28, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	4.640%	12/5/2024	6/5/2025	$110,585,904	U.S. Treasury Inflation Protected Securities Cash	$113,015,455 310,000
				$110,585,904		$113,325,455

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Copper	70	5/25	$7,545,037	$7,959,000	$413,963
Copper	14	9/25	1,631,100	1,620,500	(10,600)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 5-Year Notes	50	6/25	$5,353,284	$5,396,875	$43,591
					446,954
Contracts to Sell:
U.S. Treasury Long-Term Bonds	22	6/25	2,554,196	2,598,062	(43,866)
U.S. Treasury Ultra Long-Term Bonds	117	6/25	14,090,391	14,522,625	(432,234)
					(476,100)
Net unrealized depreciation on open futures contracts					$(29,146)
At February 28, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	11,285,245	USD	1,929,498	Citibank N.A.	3/6/25	$(15,143)
BRL	11,285,245	USD	1,962,651	Citibank N.A.	3/6/25	(48,296)
USD	1,902,708	BRL	11,285,245	Citibank N.A.	3/6/25	(11,647)
USD	1,929,498	BRL	11,285,245	Citibank N.A.	3/6/25	15,143
USD	1,951,688	BRL	11,285,246	Citibank N.A.	4/2/25	49,410
USD	985,035	MXN	20,428,536	Bank of America N.A.	4/16/25	(2,154)
USD	1,311,046	GBP	1,063,426	BNP Paribas SA	4/16/25	(26,476)
INR	170,167,778	USD	1,961,023	Citibank N.A.	4/16/25	(23,101)
USD	923,364	INR	80,600,441	Citibank N.A.	4/16/25	5,462
USD	923,412	UYU	40,565,471	Citibank N.A.	4/16/25	(20,887)
USD	507,030	MXN	10,479,020	Goldman Sachs Group Inc.	4/16/25	642
EUR	97,427	USD	100,790	Morgan Stanley & Co. Inc.	4/16/25	525
MXN	50,681,389	USD	2,454,126	Morgan Stanley & Co. Inc.	4/16/25	(5,000)
USD	2,033,515	CLP	2,055,477,440	Morgan Stanley & Co. Inc.	4/16/25	(106,158)
Net unrealized depreciation on open forward foreign currency contracts						$(187,680)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
MXN	—	Mexican Peso
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At February 28, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$6,516,000	12/20/29	5.000% quarterly	$498,666	$432,552	$66,114
Markit CDX.NA.IG.43 Index	21,541,000	12/20/29	1.000% quarterly	473,350	444,583	28,767
Total	$28,057,000			$972,016	$877,135	$94,881

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$2,253,000	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$147,165	—	$147,165

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.390%

Abbreviation(s) used in this table:
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$9,701,263	5.75%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	4,751,040	2.82%
Argentine Republic Government International Bond, 5.000% due 1/9/38	14,110,000	9,449,467	5.60%
Bahamas Government International Bond, 8.950% due 10/15/32	5,730,000	5,927,513	3.51%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,568,400	2.71%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,350,000	5,516,439	3.27%
Dominican Republic International Bond, 4.500% due 1/30/30	12,940,000	12,070,594	7.15%
Ecuador Government International Bond, 5.500% due 7/31/35	9,150,000	4,925,903	2.92%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	4,970,295	2.95%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

 Western Asset Inflation-Linked Income Fund
Security	Face Amount	Value	Weight
Egypt Government International Bond, 7.903% due 2/21/48	$4,170,000	$3,128,000	1.85%
El Salvador Government International Bond, 7.125% due 1/20/50	6,190,000	5,265,400	3.12%
Ethiopia International Bond, 6.625% due 12/11/25(a)	10,970,000	9,266,641	5.49%
Ghana Government International Bond, 5.000% due 7/3/29	2,716,043	2,411,439	1.43%
Ghana Government International Bond, 5.000% due 7/3/35	3,905,715	2,877,457	1.71%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,742,400	2.81%
Ivory Coast Government International Bond, 7.625% due 1/30/33	11,990,000	11,739,769	6.96%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,740,898	2.81%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,493,780	2.66%
Nigeria Government International Bond, 7.375% due 9/28/33	11,310,000	9,992,724	5.92%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,564,922	3.30%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	34,000,000	4,861,999	2.88%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	10,331,484	6.12%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,220,641	1.91%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	2,950,781	1.75%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,156,025	1.28%
Sri Lanka Government International Bond, 3.100% due 1/15/30	863,000	767,423	0.45%
Sri Lanka Government International Bond, 3.350% due 3/15/33	1,693,000	1,358,438	0.81%
Sri Lanka Government International Bond, 3.600% due 6/15/35	1,143,000	791,419	0.47%
Sri Lanka Government International Bond, 3.600% due 5/15/36	793,000	643,619	0.38%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,587,000	1,304,117	0.77%
Sri Lanka Government International Bond, 4.000% due 4/15/28	1,135,000	984,129	0.58%
Ukraine Government International Bond, 0.000% due 2/1/30	537,010	299,920	0.18%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	868,910	0.51%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	1,112,458	0.66%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	923,516	0.55%
Ukraine Government International Bond, 1.750% due 2/1/34	4,670,491	2,750,919	1.63%
Ukraine Government International Bond, 1.750% due 2/1/35	3,194,182	1,849,431	1.10%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Inflation-Linked Income Fund
Security	Face Amount	Value	Weight
Ukraine Government International Bond, 1.750% due 2/1/36	$1,966,168	$1,118,750	0.66%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	2,202,556	1.31%
Zambia Government International Bond, 5.750% due 6/30/33	3,002,324	2,127,672	1.26%
Total		$168,728,551	100.00%
(a)
The coupon payment on this security is currently in default as of February 28, 2025.
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the Consolidated Schedule of Investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$260,448,718	—	$260,448,718
Corporate Bonds & Notes	—	28,540,237	—	28,540,237
Collateralized Mortgage Obligations	—	15,866,164	—	15,866,164
Non-U.S. Treasury Inflation Protected Securities	—	8,286,055	—	8,286,055
Sovereign Bonds	—	5,134,084	—	5,134,084
Mortgage-Backed Securities	—	141,580	—	141,580
Asset-Backed Securities	—	113,994	—	113,994
Total Long-Term Investments	—	318,530,832	—	318,530,832
Short-Term Investments†	$5,321,148	—	—	5,321,148
Total Investments	$5,321,148	$318,530,832	—	$323,851,980
Other Financial Instruments:
Futures Contracts††	$457,554	—	—	$457,554
Forward Foreign Currency Contracts††	—	$71,182	—	71,182
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	94,881	—	94,881
OTC Total Return Swaps	—	147,165	—	147,165
Total Other Financial Instruments	$457,554	$313,228	—	$770,782
Total	$5,778,702	$318,844,060	—	$324,622,762

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$486,700	—	—	$486,700
Forward Foreign Currency Contracts††	—	$258,862	—	258,862
Total	$486,700	$258,862	—	$745,562

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,162,056	$15,678,336	15,678,336	$16,519,244	16,519,244

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$72,719	—	$5,321,148

Western Asset Inflation-Linked Income Fund 2025 Quarterly Report